Secured Notes Payable (Details 3) - Embedded conversion feature liability [Member]	12 Months Ended
Dec. 31, 2015
Annual dividend yield
Minimum [Member]
Expected life (years)	1 month 6 days
Risk-free interest rate	0.22%
Expected volatility	107.00%
Maximum [Member]
Expected life (years)	7 months 6 days
Risk-free interest rate	0.48%
Expected volatility	148.00%